Leases - Schedule of Material Property Leases (Details) - Wheat Ridge, CO [Member] $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($) m²
Schedule of Material Property Leases [Line Items]
Purpose	Office/Warehouse
Square Footage | m²	5,575
Expiration	Mar 2028
Option to Extend		[1],[2]
ROU Asset Value at Commencement | $	$ 163
Purpose	Office/Warehouse
Square Footage | m²	3,433
Expiration	Mar 2028
Option to Extend		[1],[2]
ROU Asset Value at Commencement | $	$ 264

[1]	No option to extend the lease at termination.
[2]	Number of renewal options(s)/Number of year(s) per renewal option.